FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
FAIR VALUE OF FINANCIAL INSTRUMENTS
Available for sale investments	$ 1.3
Intangible Assets	23.0	156.0
Property, Plant, Equipment and Intangibles, Total (Losses)	(54.6)	(54.6)
Intangible Assets, Total (Losses)	(125.7)
Total (Losses)	(180.3)	(63.0)
Carrying amount of convertible notes	584.7	551.6
Estimated fair value of convertible notes	278.1	558.2
Idle equipment and facility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Property, Plant, Equipment and Intangibles, Total (Losses)	(54.6)
Recurring Change in Fair Value | Total
FAIR VALUE OF FINANCIAL INSTRUMENTS
Available for sale investments	1.3	6.1
Cross currency forward exchange contracts - recorded as other financial assets	37.4	15.4
Cross currency forward exchange contracts - recorded as other financial liabilities	(7.1)	(56.1)
Assets (Liabilities) measured at fair value	31.6	(34.6)
Recurring Change in Fair Value | Level 1
FAIR VALUE OF FINANCIAL INSTRUMENTS
Available for sale investments	1.3	6.1
Cross currency forward exchange contracts - recorded as other financial assets	37.1	13.4
Cross currency forward exchange contracts - recorded as other financial liabilities	(1.1)	(36.6)
Assets (Liabilities) measured at fair value	37.3	(17.1)
Recurring Change in Fair Value | Level 2
FAIR VALUE OF FINANCIAL INSTRUMENTS
Cross currency forward exchange contracts - recorded as other financial assets	0.3	2.0
Cross currency forward exchange contracts - recorded as other financial liabilities	(6.0)	(19.5)
Assets (Liabilities) measured at fair value	(5.7)	(17.5)
Nonrecurring Change in Fair Value
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investment in affiliates and long term investments, Total (Losses)	(88.0)
Nonrecurring Change in Fair Value | MSK | Patents and technology
FAIR VALUE OF FINANCIAL INSTRUMENTS
Property, Plant, Equipment and Intangibles, Total (Losses)	(125.7)
Nonrecurring Change in Fair Value | Shanghai thin-film production line | Idle equipment and facility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Property, Plant, Equipment and Intangibles, Total (Losses)		(54.6)
Nonrecurring Change in Fair Value | Total
FAIR VALUE OF FINANCIAL INSTRUMENTS
Other non-current assets		1.3
Assets (Liabilities) measured at fair value	4.0	50.5
Other Non-current assets, Total (Losses)		(3.2)
Total (Losses)	(268.3)	(145.3)
Nonrecurring Change in Fair Value | Total | Idle equipment and facility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Property, Plant and Equipment	4.0
Property, Plant, Equipment and Intangibles, Total (Losses)	(54.6)
Nonrecurring Change in Fair Value | Total | Shunda
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investment in affiliates		43.8
Investment in affiliates and long term investments, Total (Losses)	(48.0)	(82.3)
Nonrecurring Change in Fair Value | Total | Nitol
FAIR VALUE OF FINANCIAL INSTRUMENTS
Long-Term Investments	(40.0)
Nonrecurring Change in Fair Value | Total | MSK | Technology and Trade Mark
FAIR VALUE OF FINANCIAL INSTRUMENTS
Intangible Assets, Total (Losses)	(125.7)
Nonrecurring Change in Fair Value | Total | Shanghai thin-film production line
FAIR VALUE OF FINANCIAL INSTRUMENTS
Property, Plant and Equipment		5.4
Property, Plant, Equipment and Intangibles, Total (Losses)		(54.6)
Nonrecurring Change in Fair Value | Total | Kuttler | Patents and technology
FAIR VALUE OF FINANCIAL INSTRUMENTS
Intangible Assets, Total (Losses)		(5.2)
Nonrecurring Change in Fair Value | Level 3
FAIR VALUE OF FINANCIAL INSTRUMENTS
Other non-current assets		1.3
Assets (Liabilities) measured at fair value	4.0	50.5
Nonrecurring Change in Fair Value | Level 3 | Idle equipment and facility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Property, Plant and Equipment	4.0
Nonrecurring Change in Fair Value | Level 3 | Shunda
FAIR VALUE OF FINANCIAL INSTRUMENTS
Investment in affiliates		43.8
Nonrecurring Change in Fair Value | Level 3 | Shanghai thin-film production line
FAIR VALUE OF FINANCIAL INSTRUMENTS
Property, Plant and Equipment		$ 5.4